Property plant and equipment	9 Months Ended
Jun. 30, 2025
Property plant and equipment
Property, plant and equipment
7.	Property, plant and equipment

June 30, 2025
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Capital work in progress	Battery technology	Total
Gross carrying amount
Balance beginning	7,700	3,202	76	1,808	105	-	862	13,753
Additions	-	-	261	880	10	670	593	2,414
Exchange differences	-	(24)	-	(13)	-	-	40	3
Balance ending	7,700	3,178	337	2,675	115	670	1,495	16,170
Depreciation and impairment
Balance beginning	(793)	(1,583)	(48)	(1,193)	(71)	-	(168)	(3,856)
Additions	(281)	(338)	(17)	(215)	(17)	-	(165)	(1,033)
Exchange differences	-	11	-	9	-	-	26	46
Balance ending	(1,074)	(1,910)	(65)	(1,399)	(88)	-	(307)	(4,843)
Net Book Value ending	6,626	1,268	272	1,276	27	670	1,188	11,327

September 30, 2024
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Battery technology	Total
Gross carrying amount
Balance beginning	7,700	3,197	76	1,712	73	401	13,159
Additions	-	-	-	94	31	540	665
Exchange differences	-	6	-	3	1	52	62
Balance ending	7,700	3,203	76	1,809	105	993	13,886
Depreciation and impairment
Balance beginning	(419)	(1,127)	(33)	(970)	(60)	(154)	(2,763)
Additions	(374)	(454)	(15)	(221)	(11)	(114)	(1,189)
Exchange differences	-	(3)	-	(3)	(1)	52	45
Balance ending	(793)	(1,584)	(48)	(1,194)	(72)	(216)	(3,907)
Net Book Value ending	6,907	1,619	28	615	33	777	9,979